INCOME TAXES (Tables)	9 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES

The significant components of deferred income tax expense/(benefit) from operations for each of the years ended are approximated as following:

Deferred income taxes	(Audited) December 31, 2023 ($)	(Audited) March 31, 2023 ($)	(Unaudited) December 31, 2022 ($)

Net operating loss carry-forwards	-	64,241	64,241

Net deferred tax asset	-	64,241	64,241

Valuation allowance	-	(64,241)	-
	-	-	64,241